Capital and funding - Summary of Comprehensive Income Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Fair Value Reserves Remeasurement Of Pensions And Currency Translation Reserve [Abstract]
1 January	€ 250	€ 110
Gains/(losses) on equity instruments	147	68
Gains/(losses) on cash flow hedges	276	62
Hedging gains/(losses) transferred to non-financial assets	(171)	10
31 December	502	250	€ 110
Remeasurement of defined benefit pension plans beginning balance	(931)	(1,146)
Remeasurement of defined benefit pension plans	1,734	215	353
Remeasurement of defined benefit pension plans ending balance	803	(931)	(1,146)
Currency retranslation gains/(losses) beginning balance	(7,674)	(5,084)
Other reserves	1,025	(2,356)
Retained profit	3	(22)
Non-controlling interest	149	(212)
Currency retranslation gains/(losses) ending balance	€ (6,497)	€ (7,674)	€ (5,084)